UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Crestwood Advisors LLC
Address: 50 Federal Street, Suite 810
         Boston, MA  02110

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Morris
Title:     Chief Compliance  Officer
Phone:     617-523-8880

Signature, Place, and Date of Signing:

      /s/ John Morris     Boston, MA     February 22, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $117,508 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     2313    29297 SH       SOLE                    29297        0        0
ADOBE SYS INC                  COM              00724f101     1689    48555 SH       SOLE                    48555        0        0
AFLAC INC                      COM              001055102     3277    51963 SH       SOLE                    51963        0        0
ALTRIA GROUP INC               COM              02209s103     2625    35765 SH       SOLE                    35765        0        0
AMERICAN INTL GROUP INC        COM              026874107      907    19053 SH       SOLE                    19053        0        0
AMGEN INC                      COM              031162100      280     6000 SH       SOLE                     6000        0        0
ANALOG DEVICES INC             COM              032654105      223     7800 SH       SOLE                     7800        0        0
ANHEUSER BUSCH COS INC         COM              035229103      343     7189 SH       SOLE                     7189        0        0
APPLE INC                      COM              037833100     1533    12612 SH       SOLE                    12612        0        0
AT&T INC                       COM              00206R102     1048    30392 SH       SOLE                    30392        0        0
BANK OF AMERICA CORPORATION    COM              060505104      430    10188 SH       SOLE                    10188        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     7196       51 SH       SOLE                       51        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      348       74 SH       SOLE                       74        0        0
BOEING CO                      COM              097023105      436     5316 SH       SOLE                     5316        0        0
BP PLC                         SPONSORED ADR    055622104     1335    20720 SH       SOLE                    20720        0        0
BROOKLINE BANCORP INC DEL      COM              11373m107      120    12280 SH       SOLE                    12280        0        0
CHEVRON CORP NEW               COM              166764100     1816    21420 SH       SOLE                    21420        0        0
CISCO SYS INC                  COM              17275R102     2712   116939 SH       SOLE                   116939        0        0
CITIGROUP INC                  COM              172967101     1232    49198 SH       SOLE                    49198        0        0
CITRIX SYS INC                 COM              177376100     1847    51450 SH       SOLE                    51450        0        0
COCA COLA CO                   COM              191216100      415     7162 SH       SOLE                     7162        0        0
COLGATE PALMOLIVE CO           COM              194162103     2119    28192 SH       SOLE                    28192        0        0
CONOCOPHILLIPS                 COM              20825C104     1250    15667 SH       SOLE                    15667        0        0
DANAHER CORP DEL               COM              235851102      366     4900 SH       SOLE                     4900        0        0
DEERE & CO                     COM              244199105      258     3000 SH       SOLE                     3000        0        0
DENTSPLY INTL INC NEW          COM              249030107     2444    62235 SH       SOLE                    62235        0        0
DEVON ENERGY CORP NEW          COM              25179M103      635     6624 SH       SOLE                     6624        0        0
DISNEY WALT CO                 COM DISNEY       254687106      319     9871 SH       SOLE                     9871        0        0
E M C CORP MASS                COM              268648102      245    15900 SH       SOLE                    15900        0        0
EMERSON ELEC CO                COM              291011104      310     6000 SH       SOLE                     6000        0        0
EOG RES INC                    COM              26875p101     1503    15386 SH       SOLE                    15386        0        0
EXXON MOBIL CORP               COM              30231g102     7885    90715 SH       SOLE                    90715        0        0
GENERAL DYNAMICS CORP          COM              369550108      468     5650 SH       SOLE                     5650        0        0
GENERAL ELECTRIC CO            COM              369604103     2574    76391 SH       SOLE                    76391        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1478     8436 SH       SOLE                     8436        0        0
HALLIBURTON CO                 COM              406216101      382    10600 SH       SOLE                    10600        0        0
HARRIS CORP DEL                COM              413875105      374     7000 SH       SOLE                     7000        0        0
HCC INS HLDGS INC              COM              404132102     1811    73132 SH       SOLE                    73132        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1771    16558 SH       SOLE                    16558        0        0
ISHARES TR                     NASDQ BIO INDX   464287556      252     3325 SH       SOLE                     3325        0        0
ITT CORP NEW                   COM              450911102     2515    44529 SH       SOLE                    44529        0        0
JOHNSON & JOHNSON              COM              478160104     2543    40374 SH       SOLE                    40374        0        0
JOHNSON CTLS INC               COM              478366107      405    12000 SH       SOLE                    12000        0        0
JP MORGAN CHASE & CO           COM              46625h100      264     6126 SH       SOLE                     6126        0        0
KIMBERLY CLARK CORP            COM              494368103      898    14000 SH       SOLE                    14000        0        0
LILLY ELI & CO                 COM              532457108      311     6250 SH       SOLE                     6250        0        0
LOCKHEED MARTIN CORP           COM              539830109     2314    22035 SH       SOLE                    22035        0        0
MCDONALDS CORP                 COM              580135101      323     5850 SH       SOLE                     5850        0        0
MEDTRONIC INC                  COM              585055106     2532    51723 SH       SOLE                    51723        0        0
MERCK & CO INC                 COM              589331107      465    10072 SH       SOLE                    10072        0        0
MICROSOFT CORP                 COM              594918104     3725   132551 SH       SOLE                   132551        0        0
NEWFIELD EXPL CO               COM              651290108     2626    52576 SH       SOLE                    52576        0        0
NEWMONT MINING CORP            COM              651639106      248     4900 SH       SOLE                     4900        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2358    44871 SH       SOLE                    44871        0        0
NORTHERN TR CORP               COM              665859104      246     3450 SH       SOLE                     3450        0        0
NOVARTIS A G                   SPONSORED ADR    66987v109     2537    51230 SH       SOLE                    51230        0        0
PEPSICO INC                    COM              713448108     2684    37767 SH       SOLE                    37767        0        0
PFIZER INC                     COM              717081103     1040    46430 SH       SOLE                    46430        0        0
POTLATCH CORP NEW              COM              737630103     2546    61150 SH       SOLE                    61150        0        0
PROCTER & GAMBLE CO            COM              742718109     5594    84807 SH       SOLE                    84807        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      980    13868 SH       SOLE                    13868        0        0
SCHERING PLOUGH CORP           COM              806605101      218    10250 SH       SOLE                    10250        0        0
SCHLUMBERGER LTD               COM              806857108      649     7736 SH       SOLE                     7736        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590a401      768    15747 SH       SOLE                    15747        0        0
STATE STR CORP                 COM              857477103     4281    52023 SH       SOLE                    52023        0        0
SYNGENTA AG                    SPONSORED ADR    87160a100     3629    66067 SH       SOLE                    66067        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2892    60375 SH       SOLE                    60375        0        0
TJX COS INC NEW                COM              872540109     2089    67051 SH       SOLE                    67051        0        0
TRANSOCEAN INC NEW             SHS              g90073100      646     4676 SH       SOLE                     4676        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1096    15460 SH       SOLE                    15460        0        0
VERIZON COMMUNICATIONS         COM              92343v104      227     6431 SH       SOLE                     6431        0        0
WELLS FARGO & CO NEW           COM              949746101      256     8336 SH       SOLE                     8336        0        0
WHITE MTNS INS GROUP LTD       COM              g9618e107     2159     4340 SH       SOLE                     4340        0        0
XTO ENERGY INC                 COM              98385X106      245     4341 SH       SOLE                     4341        0        0
ZIMMER HLDGS INC               COM              98956P102     2630    34432 SH       SOLE                    34432        0        0